Segment Information (Summary Of Operating Revenues And Expenses By Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total segment operating revenues	$ 32,578	$ 31,459	$ 31,575	$ 31,822	$ 32,503	$ 31,478	$ 31,495	$ 31,247	$ 127,434	$ 126,723	$ 124,280
Operations and support expenses									96,294	99,128	85,328
Depreciation and amortization expenses									18,143	18,377	19,379
Total segment operating expenses									114,437	117,505	104,707
Segment operating income (loss)	(5,958)	6,037	6,817	6,101	(8,990)	6,235	6,165	5,808	12,997	9,218	19,573
Interest expense									3,444	3,535	2,994
Equity in net income of affiliates									752	784	762
Other income (expense) - net									134	249	897
Segment income (loss) before income taxes									10,439	6,716	18,238
Segment assets	272,315				270,442				272,315	270,442
Investments in and advances to equity method affiliates	4,581				3,718				4,581	3,718	4,515
Expenditures for additions to long-lived assets									19,728	20,272
Wireless [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues									66,763	63,215	58,501
Operations and support expenses									43,296	41,282	36,185
Depreciation and amortization expenses									6,873	6,329	6,498
Total segment operating expenses									50,169	47,611	42,683
Segment operating income (loss)									16,594	15,604	15,818
Interest expense									0	0	0
Equity in net income of affiliates									(62)	(29)	9
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									16,532	15,575	15,827
Segment assets	132,556				127,466				132,556	127,466
Investments in and advances to equity method affiliates	41				20				41	20
Expenditures for additions to long-lived assets									10,795	9,765
Wireline [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues									59,567	60,140	61,761
Operations and support expenses									41,207	41,360	41,879
Depreciation and amortization expenses									11,123	11,615	12,372
Total segment operating expenses									52,330	52,975	54,251
Segment operating income (loss)									7,237	7,165	7,510
Interest expense									0	0	0
Equity in net income of affiliates									(2)	0	11
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									7,235	7,165	7,521
Segment assets	134,386				133,904				134,386	133,904
Investments in and advances to equity method affiliates	0				0				0	0
Expenditures for additions to long-lived assets									8,914	10,449
Advertising Solutions [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues									1,049	3,293	3,935
Operations and support expenses									773	5,175	2,584
Depreciation and amortization expenses									106	386	497
Total segment operating expenses									879	5,561	3,081
Segment operating income (loss)									170	(2,268)	854
Interest expense									0	0	0
Equity in net income of affiliates									0	0	0
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									170	(2,268)	854
Segment assets	0				2,982				0	2,982
Investments in and advances to equity method affiliates	0				0				0	0
Expenditures for additions to long-lived assets									13	29
Other Segment [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues									55	75	83
Operations and support expenses									1,024	5,031	2,159
Depreciation and amortization expenses									41	47	12
Total segment operating expenses									1,065	5,078	2,171
Segment operating income (loss)									(1,010)	(5,003)	(2,088)
Interest expense									0	0	0
Equity in net income of affiliates									816	813	742
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									(194)	(4,190)	(1,346)
Segment assets	10,728				10,530				10,728	10,530
Investments in and advances to equity method affiliates	4,540				3,698				4,540	3,698
Expenditures for additions to long-lived assets									6	29
Consolidations [Member]
Segment Reporting Information [Line Items]
Total segment operating revenues									0	0	0
Operations and support expenses									9,994	6,280	2,521
Depreciation and amortization expenses									0	0	0
Total segment operating expenses									9,994	6,280	2,521
Segment operating income (loss)									(9,994)	(6,280)	(2,521)
Interest expense									3,444	3,535	2,994
Equity in net income of affiliates									0	0	0
Other income (expense) - net									134	249	897
Segment income (loss) before income taxes									(13,304)	(9,566)	(4,618)
Segment assets	(5,355)				(4,440)				(5,355)	(4,440)
Investments in and advances to equity method affiliates	0				0				0	0
Expenditures for additions to long-lived assets									$ 0	$ 0